SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              _X__

         File No. 33-19589:

         Pre-Effective Amendment No.____                             ____

         Post-Effective Amendment No._16_                            _X__

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      _X__


         File No. 811-5447:

         Amendment No._18_


         BENHAM EQUITY FUNDS
         (Exact Name of Registrant as Specified in Charter)

         1665 Charleston Road, Mountain View, CA  94043
         (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code:  415-965-8300

         Douglas A. Paul
         1665 Charleston Road, Mountain View, CA  94043
         (Name and Address of Agent for Service)

Approximate Date of Initial Public Offering:  8/17/88

It is proposed that this filing will become effective:

         ____ immediately upon filing pursuant to paragraph (b) of Rule 485
         ____ on (date), pursuant to paragraph (b) of Rule 485
         ____ 60 days after filing pursuant to paragraph (a) of Rule 485
         ____ on (date) pursuant to paragraph  (a)(1) of Rule 485
         __X_ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

Registrant continues its election to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant intends to file Rule 24f-2 Notice within 60 days after its fiscal year ending December 31, 1995.

                                    FORM N-1A
                              CROSS-REFERENCE SHEET

                               BENHAM EQUITY FUNDS
                             Benham Global Gold Fund

The Prospectus and Statement of Additional Information are incorporated herein by reference to 1933 Act Post-Effective Amendment No. 16/1940 Act Amendment No. 18.

PART A:  PROSPECTUS

ITEM              PROSPECTUS CAPTION

1                 Cover Page

2    (a)          Summary of Fund Expenses
     (b), (c)     Not Applicable

3    (a)          Financial Highlights
     (b)          Not Applicable
     (c), (d)     Performance

4    (a)(i)       About Benham Equity Funds, Cover Page
     (a)(ii), (b) How the Fund Works, Other Investment Policies and Techniques
     (c)          Risk Factors and Investment Techniques

5    (a)          About Benham Equity Funds
     (b) - (f)    The Benham Group, Advisory and Service Fees
     (g)          Portfolio Transactions

5A                Not Applicable

6    (a)          About Benham Equity Funds
     (b) - (d)    Not Applicable
     (e)          How to Invest
     (f), (g)     Distributions and Taxes

7    (a)          Not Applicable
     (b)          Share Price
     (c)          Not Applicable
     (d)          How to Buy Shares, About Benham-Sponsored Retirement Plans
     (e), (f)     Not Applicable

8    (a)          How to Redeem Your Investment, How to Redeem Shares
     (b)          Broker-Dealer Transactions
     (c), (d)     About Benham-Sponsored Retirement Plans, How to Redeem Your
                  Investment

9                 Not Applicable

                              CROSS-REFERENCE SHEET
                                   (continued)

                               BENHAM EQUITY FUNDS
                             Benham Global Gold Fund

PART B: STATEMENT OF ADDITIONAL INFORMATION

ITEM              STATEMENT OF ADDITIONAL INFORMATION CAPTION
10                Cover Page

11                Table of Contents

12                Not Applicable

13   (a)          Investment Policies and Techniques
     (b)          Investment Restrictions
     (c)          Investment Policies and Techniques, Investment Restrictions
     (d)          Portfolio Transactions

14   (a), (b)     Directors and Officers
     (c)          Not Applicable

15   (a)          Not Applicable
     (b)          Additional Purchase and Redemption Information
     (c)          Directors and Officers

16   (a)          Investment Advisory Services
     (b) - (d)    Investment Advisory Services, Administrative and Transfer
                  Agent Services, Reimbursement Arrangements
     (e) - (g)    Not Applicable
     (h)          About Benham Equity Funds
     (i)          Administrative and Transfer Agent Services

17   (a)          Portfolio Transactions
     (b)          Not Applicable
     (c)          Portfolio Transactions
     (d), (e)     Not Applicable

18   (a)          About Benham Equity Funds
     (b)          Not Applicable

19   (a)          Additional Purchase and Redemption Information
     (b)          Valuation of Portfolio Securities
     (c)          Not Applicable

20                Taxes

21   (a)          Additional Purchase and Redemption Information
     (b), (c)     Not Applicable

22                Performance

23                Financial Statements

                                 BENHAM GLOBAL
                                   GOLD FUND


                        Prospectus * February ___, 1996



                     [photo to be inserted at a later date]



                        [company logo] The Benham Group

[information in left margin of page]
--------------------
THE BENHAM GROUP
1665 Charleston Rd.
Mountain View
California 94043

Fund
Information
1-800-331-8331
1-415-965-4274

Investor
Services
1-800-321-8321
1-415-965-4222

TDD Service
1-800-624-6338
1-415-965-4764


Benham Group
Representatives
are available
by telephone
weekdays from
5 a.m. to 5 p.m.
Pacific Time.
----------------

BENHAM GLOBAL GOLD FUND

A Series of Benham Equity Funds

Prospectus  o  February __, 1996

BENHAM GLOBAL GOLD FUND seeks to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating, or distributing gold or other precious metals throughout the world. The Fund is a non-diversified series of Benham Equity Funds (BEF), a no-load, open-end mutual fund.

Please read this Prospectus carefully and retain it for future reference. It is designed to help you decide if the Fund's goals match your own. A Statement of Additional Information (also dated February __, 1996) has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. For a free copy, call or write The Benham Group.

Mutual fund shares are not insured by the FDIC, the Federal Reserve Board, or any other agency. The value of the investment and its returns will fluctuate and is not guaranteed.

AS WITH ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF FUND EXPENSES
The tables below illustrate the fees and expenses an investor in the Fund would incur directly or indirectly. The figures shown are based on historical expenses, adjusted to reflect the expense limitation agreement in effect as of February __, 1996.

================================================================================
A. SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

Sales load imposed on purchases..........................None
Sales load imposed on reinvested dividends...............None
Deferred sales load......................................None
Redemption fee...........................................None
Exchange fee.............................................None

================================================================================
B. ANNUAL FUND OPERATING EXPENSES
As a Percentage of Average Daily Net Assets
--------------------------------------------------------------------------------
Investment advisory fee
      (net of expense limitation)...................... .32%*
12b-1 fee.............................................. None
Other expenses......................................... .29%
Total Fund operating expenses
      (net of expense limitation)...................... .61%*

* Benham Management Corporation (BMC) has agreed under contract to limit the Fund's total operating expenses to .75% of average daily net assets through May 31, 1995. The contract provides that BMC may recover amounts absorbed on behalf of the Fund during the preceding 11 months if, and to the extent that, for any given month, the Fund's expenses were less than the expense limit in effect at that time. The expense limit is up for annual renewal in June. As indicated above, the Fund's actual expenses were below its contractual expense limitation of .75% of average daily net assets.

The Fund pays BMC investment advisory fees equal to an annualized percentage of Fund average daily net assets. Other expenses include administrative and transfer agent fees paid to Benham Financial Services, Inc. (BFS).

[information in right margin of page]
----------------------------
Please read this Prospectus carefully and retain it for future reference. It is designed to help you decide if the Fund's goals match your own.

================================================================================
C. EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
The following table illustrates the expenses a shareholder would pay on a $1,000 investment in the Fund over periods of one, three, five, and ten years. These figures are based on the expenses shown in Table B and assume (i) a 5% annual return and (ii) full redemption at the end of each time period.

  ONE YEAR       THREE YEARS      FIVE YEARS       TEN YEARS

     $6              $20              $34             $76

We include this table to help you understand the various costs and expenses that you, as a shareholder, will bear either directly or indirectly. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN, AND THE FUND MAY NOT REALIZE THE 5% HYPOTHETICAL RATE OF RETURN REQUIRED BY THE SEC FOR THIS EXAMPLE.


FINANCIAL HIGHLIGHTS

The information presented on the following page has been audited by KPMG Peat Marwick LLP, independent auditors. Their unqualified report on the financial statements and financial highlights is included in the Fund's Annual Report, which is incorporated by reference in the Statement of Additional Information.

================================================================================
BENHAM GLOBAL GOLD FUND
--------------------------------------------------------------------------------
          [DROP IN NEW NUMBERS FOR FISCAL YEAR ENDED DECEMBER 31, 1995]

HOW THE FUND WORKS

INVESTMENT OBJECTIVE

The Fund's investment objective is to achieve a total return (capital appreciation and current income) that is consistent with investing in securities of companies that are engaged in mining, processing, fabricating, or distributing gold or other related precious metals throughout the world. The Fund will seek to attain the objective of capital appreciation by purchasing securities with the potential to increase in value, so that its own shares will in turn increase in value. Because the Fund's investment objective also includes the pursuit of current income, the payment of dividends and interest may be a consideration when the Fund purchases securities.

The Fund's investment objective and industry concentration policy, described on the following pages, are fundamental and may not be changed without shareholder approval. The other policies described in this Prospectus are not fundamental and may be changed by the Fund's board of directors.

CORE INVESTMENT STRATEGIES

BMC intends to use quantitative management techniques in pursuit of the Fund's investment objective. Quantitative investment management combines a disciplined management approach with the flexibility to respond to events that may affect the value of the Fund's investments. This approach is a combination of active management, which allows the advisor to select investments for a fund without reference to an index or investment model, and indexing, in which the advisor tries to match a fund's portfolio composition to that of a particular index.

The primary management technique BMC will use to pursue the Fund's investment objective is enhanced benchmark management. Under this technique, BMC constructs the Fund's portfolio to match the risk characteristics of the market for gold and gold-related equity securities and, in turn, attempt to produce performance indicative of performance in the worldwide gold equities market. As part of evaluating and determining the appropriate investments for the Fund, BMC may utilize various benchmarks, including worldwide gold market indices, to optimize the Fund's portfolio.

The Fund will concentrate its investments in securities of companies throughout the world which are engaged in mining, processing or dealing with gold or other precious metals ("Gold Companies"). This means that at least 25% of the Fund's total assets must be invested in Gold Companies. Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in securities of issuers engaged in gold operations, including securities of gold mining finance companies, as well as operating companies with long-, medium- or short-life gold mines.

The Fund may invest in common stocks, securities convertible into common stocks and sponsored or unsponsored American Depositary Receipts ("ADRs") for the securities of Gold Companies, all of which may be traded on a securities exchange or over-the-counter. In seeking income or in times when a conservative policy is warranted, the Fund may also purchase preferred stocks and debt securities, such as notes, bonds, debentures or commercial paper, any of which may or may not be rated by recognized securities rating agencies.

As part of its global investment strategy, the Fund will normally invest in securities of issuers located in at least three different countries, one of which may be the United States. For temporary defensive purposes, however, the Fund may invest in less than three countries. BMC anticipates that a substantial portion of the Fund's assets will be invested in securities of companies domiciled in or operating in one or more foreign countries. There are certain risks which are posed to the Fund when it invests in foreign securities. (See "RISK FACTORS AND INVESTMENT TECHNIQUES--Foreign Securities," on page 9.) While these risks exist under the Current Objective, their significance to the Fund and its shareholders may be greater as the Fund increases its investments in regions outside North America.


[information in right margin of page]
------------------
The Fund will concentrate its investments in securities of companies throughout the world which are engaged in mining, processing or dealing with gold or other precious metals ("Gold Companies").

BMC works to balance three goals:

[] To construct the Fund's portfolio composition so that its risk and investment performance characteristics will match the selected benchmarks as closely as possible while meeting IRS diversification requirements;

[] To keep enough cash on hand to meet shareholder redemption requests and pay operational expenses; and

[]  To keep portfolio transaction costs low.

The Fund is a "non-diversified company" as defined in the Investment Company Act of 1940 (the 1940 Act), which means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. However, the Internal Revenue Code limits the proportion of assets a fund may invest in the securities of any single issuer. The Fund intends to follow these limits in order to qualify as a regulated investment company.


RISK FACTORS AND INVESTMENT TECHNIQUES

GENERAL

By itself, the Fund does not constitute a balanced investment plan. The Fund may be appropriate for investors seeking to diversify their stock portfolios through broad-based exposure to the global gold industry. The Fund works best for long-term investors prepared to ride out the markets' ups and downs. Since the Fund concentrates its investments in stocks of companies engaged in the gold industry (gold company shares), its share price is likely to be more volatile than the share price of a fund that diversifies across multiple industries.

Many investors perceive that gold investments hedge against inflation, currency devaluations, and general stock market declines; however, there is no assurance that these historical inverse relationships will persist. Changing market conditions (i.e., fluctuating operating costs, political events, and changes in interest rates and currency rates) may affect gold prices and tend to have a more exaggerated effect on gold stocks. Because of their high share price volatility, gold stocks are considered speculative and may affect the Fund's share price. Investment in the Fund's shares may involve special considerations, including: fluctuations in the price of gold; the potential effect of the concentration of the sources of supply of gold and over control of the sale of gold; changes in U.S. or foreign tax, currency or mining laws; increased environmental costs; and unpredictable monetary policies and economic and political conditions.

CONVERTIBLE SECURITIES

In addition to common stock shares of gold companies, the Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks, and warrants. BMC may purchase these securities if it believes that a company's convertible securities are undervalued in the market.

Convertible securities provide a fixed-income stream and the opportunity, through their conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. A convertible security tends to increase in market value when interest rates rise. The price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.


FOREIGN SECURITIES

Because of the Fund's policy of investing primarily in securities of companies engaged in gold mining, a substantial part of the Fund's assets is generally invested in securities of companies domiciled or operating in one or more foreign countries.

Securities of foreign issuers may be affected by the strength of foreign currencies relative to the U.S. dollar or by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental regulations comparable to those that affect U.S. companies, and there may be less public information about their operations.

In particular, liquidity of the Fund's portfolio may be affected by the Fund's global exposure. While the Fund intends to acquire securities of foreign issuers only where there are public trading markets for such securities, such investments may tend to reduce the liquidity of the Fund's portfolio in the event of internal problems in such foreign countries or deteriorating relations between the United States and such countries. Restrictions and controls on investment in the securities markets of some countries may have an adverse effect on the availability and costs to the Fund of investments in those countries. In addition, there may be the possibility of expropriations, foreign withholding taxes, confiscatory taxation, political, economic or social instability or diplomatic developments which could affect assets of the Fund invested in issuers in foreign countries. In particular, investments in Gold Companies located in South Africa, which comprise a significant component of the global gold industry, may present greater risks to the Fund than investments in other countries because of its realtively unstable internal political conditions.

In addition, issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available to the investing public than with sponsored ADRs. BMC will attempt to independently accumulate and evaluate information with respect to the issuers of the underlying securities of sponsored and unsponsored ADRs to attempt to limit the Fund's exposure to the market risk associated with such investments.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

To offset the currency risks associated with investing in securities of foreign issuers, the Fund may hold foreign currency deposits and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

Currencies may be exhanged on a spot (i.e., cash) basis or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. By entering into a forward contract to buy or sell the amount of foreign currency involved in a security transaction for a fixed amount of U.S. dollars, BMC can protect the Fund against losses resulting from adverse changes in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received. However, using forward contracts in this manner does not eliminate fluctuations in the prices of the underlying securities themselves. Forward contracts simply establish a rate of exchange that can be achieved at some future point in time. Additionally, although forward contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also limit any gain that might result if the hedged currency's value were to increase.

BMC uses forward contracts for currency hedging purposes only and not for speculative purposes. The Fund is not required to enter into forward contracts with regard to its foreign holdings and will not do so unless doing so is deemed appropriate by the advisor.

WHEN-ISSUED SECURITIES AND FORWARD-COMMITMENT AGREEMENTS

When-issued securities and forward-commitment agreements fix a security's price and yield for future payment and delivery. The market value of the security may change during this period, or a party to the agreement may fail to deliver or pay for the security. Either of these situations could affect the market value of the Fund's assets.

GOLD INVESTMENTS

The Fund may purchase gold, gold certificates, or gold futures (referred to collectively as "Gold Investments"), although it will not purchase gold in any form that is not readily marketable and that cannot be stored in accordance with custody regulations applicable to mutual funds.

BMC may use a Gold Investment when it judges the price of gold to be artificially low. BMC may also use a Gold Investment as a hedge if it expects a rise in the price of gold to correlate with rising prices of the Fund's other gold-related investments. If gold prices rise as BMC predicted, proceeds from the sale of the Gold Investment may be used to cover the increased price of the hedged security. However, if the price of the Gold Investment declines, the Fund may suffer a loss.

Direct purchases of gold bullion or coins may generate higher custody and transaction costs than other types of investments and do not generate interest or dividend income for the Fund. The sole source of return on such investments is from gains (or losses) realized at the time of sale. Gold coins may be purchased for their intrinsic value only and not for their numismatic value.

The Fund purchases Gold Investments only to the extent necessary to meet IRS income requirements and state restrictions on the purchase of gold and other commodities.

SHORT-TERM INSTRUMENTS

For liquidity purposes, the Fund may invest in high-quality money market instruments with remaining maturities of one year or less.

The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers that are deemed to present minimal credit risk. Credit risk determinations are made by BMC pursuant to guidelines established by the board of directors. A repurchase agreement involves the purchase of a security and a simultaneous agreement to sell the security back to the seller at a higher price. Delays or losses could result if the party to the agreement defaults or becomes bankrupt.

The Fund may invest up to 5% of its total assets in any money market fund advised by BMC, provided that the investment is consistent with the Fund's investment policies and restrictions.

OPTIONS

As more fully discussed in the Statement of Additional Information, the Fund may enter into options (including writing covered call options), futures and options on financial futures transactions. For state law purposes, the Fund will commit no more than 5% of its assets to premiums when purchasing put options. The premium paid by the Fund when purchasing a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed or, in the absence of such sale, the latest bid price.

INTEREST RATE SWAPS

The  Fund  may  enter  into  interest  rate  swap   agreements   with  banks  or
broker-dealers. These transactions may be used to help the Fund meet IRS diversification requirements or to improve the correlation between the Fund's total return and that of the Index.

Swap transactions used by BMC typically involve entering into a contract with a broker-dealer to receive the total returns of a specific Index security or basket of Index securities (minus a fee) in exchange for periodic payments based on a money market interest rate index such as the London Interbank Offered Rate (LIBOR).

SECURITIES LENDING

The Fund may lend its portfolio securities to banks and broker-dealers to earn additional income. Securities loans are subject to guidelines prescribed by the board of directors, which are set forth in the Statement of Additional Information.

This practice could result in a loss or a delay in recovering the Fund's securities. Loans are limited to 33-1/3% of the Fund's total assets.

OTHER PORTFOLIO MANAGEMENT TECHNIQUES

BMC may buy other types of securities or employ other portfolio management techniques on behalf of the Fund. When required by SEC guidelines, the Fund will set aside cash or appropriate liquid assets in a segregated account to cover its portfolio obligations. See the Statement of Additional Information for a more detailed discussion of these investments and some of the risks associated with them.

[information in left margin of page]
---------------
Performance data and a discussion of factors that affected performance during the Fund's most recent reporting period are included in its semiannual reports to shareholders.

--------------

PORTFOLIO TRANSACTIONS

BMC selects brokerage firms solely on the basis of best net price and execution and engages in regular trading on behalf of the Fund. The Fund's annual portfolio turnover rate is not expected to exceed 100% and may vary from year to year.


PERFORMANCE

Mutual fund performance is commonly measured as yield or total return. It is based on historical fund performance and may be quoted in advertising and sales literature. Past performance is no guarantee of future results.

Yield calculations show the rate of income the Fund earns on its investments as an annual percentage rate. The Fund's yield is calculated according to methods that are standardized for all stock and bond funds.

TOTAL RETURN represents the Fund's changes over a specified time period assuming reinvestment of dividends and capital gains, if any. CUMULATIVE TOTAL RETURN illustrates the Fund's actual performance over a stated period of time. AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that illustrates the annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over a entire period. Average annual total returns smooth out variations in the Fund's performance; they are not the same as year-by-year results.

Performance data and a discussion of factors that affected performance during the Fund's most recent reporting period are included in the Fund's annual and semiannual reports to shareholders. These reports are routinely delivered to the Fund's shareholders. To receive a free copy, call one of the Fund Information numbers listed on page 16.

BMC does not expect the Fund's total return to differ from that of the Index by more than five percentage points per year.

The Fund's life-of-fund cumulative and average annual total returns for the period August 17, 1988, through December 31, 1995, were ___% and ___%, respectively.

SHARE PRICE
The price of your shares is the net asset value of the Fund next determined after receipt of your instruction to purchase, convert or redeem. Net asset value is determined by calculating the total value of a Fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value ("NAV") is determined on each day that the New York Stock Exchange (the "Exchange") is open.

Investments and requests to redeem shares will receive the share price next determined after receipt by Benham of the investment or redemption request. For example, investments and requests to redeem shares received by Benham before the close of business of the Exchange are effective on, and will receive the price determined on that day as of the close of the Exchange. Investment and redemption requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on the next day the Exchange is open.

Investments are considered received only when your check or wired funds are received by Benham. Wired funds are considered received on the day they are deposited in Benham's bank account if they are deposited before the close of business on the Exchange, usually 1 p.m. Pacific Time.

Investment and transaction instructions received by Benham on any business day by mail at its office prior to the close of business of the Exchange, usually 1 p.m. Pacific Time, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

[information in right margin of page]
----------------
Shares may be purchased and redeemed without any sales charge, commission, redemption fee, 12b-1 fee, or contingent deferred sales load.

[information in left margin of page]
--------------
Overnight and special delivery mail (e.g., Federal Express, Express Mail, Priority Mail) should be sent to our street address: 1665 Charleston Rd. Mountain View California 94043. Failure to do so may result in transaction delays.
--------------


HOW TO INVEST

To open an account, you must complete and sign an application. If an application is not enclosed with this Prospectus, you may request one by calling one of the Fund Information numbers below. If you prefer, we will fill out your application over the telephone and mail it to you for your signature. Separate forms are required to establish Benham-Sponsored Retirement Plan accounts (see pages 26 and 27).

Benham Group Representatives are available at the telephone numbers listed below weekdays from 5:00 a.m. to 5:00 p.m. Pacific Time. For your protection, Benham records all telephone conversations with its telephone representatives.

FUND INFORMATION: for information about any Benham fund or other investment product, call 1-800-331-8331 or 1-415-965-4274.

INVESTOR SERVICES: to open an account, receive a Prospectus or SAI for a Benham fund or make transactions in an existing account, call 1-800-321-8321 or 1-415-965-4222.

Benham shareholders may make transactions and obtain prices, yields, and total return information for all Benham funds with TeleServ, our 24-hour automated telephone information service. Dial 1-800-321-8321 and press 1.

HOW TO BUY SHARES (Retirement investors, see pages 26 and 27).
================================================================================
METHOD           INSTRUCTIONS
--------------------------------------------------------------------------------
BY CHECK         Minimum initial investment: $1,000

                 Minimum additional investment: $100

                 MAKE YOUR INVESTMENT CHECK PAYABLE TO THE BENHAM GROUP. Mail the check with your completed application to

                 The Benham Group
                 P.O. Box 7730
                 San Francisco, CA 94120-9853

                 FOR ADDITIONAL INVESTMENTS, enclose an investment slip preprinted with the account number to which your investment should be credited. If the payee information provided on the check does not agree with information preprinted on the investment slip, we will follow the instructions preprinted on the investment slip.

                 If you do not have a preprinted investment slip, send your check with separate written instructions indicating the fund name and the account number. If the payee information provided on the check does not agree with your written instructions, we will follow the written instructions.

                 You may also invest your check in person at a Benham Investor Center. One is located at 1665 Charleston Road in Mountain View, California; the other is located at 2000 South Colorado Boulevard, Suite 1000, in Denver, Colorado.

                 WE WILL NOT ACCEPT CASH INVESTMENTS OR THIRD-PARTY CHECKS. We will, however, accept properly endorsed second-party checks made payable to the investor(s) to whose account the investment should be credited.

                 We will also accept checks drawn on foreign banks or foreign branches of domestic banks and checks that are not drawn in U.S. dollars (U.S. $100 minimum). The cost of collecting payment on such checks will be passed on to the investor. These costs may be substantial, and settlement may involve considerable delays.

                 Investors will be charged $5 for every investment check returned unpaid.

================================================================================
METHOD           INSTRUCTIONS
--------------------------------------------------------------------------------
BY BANK WIRE     Minimum initial investment: $25,000
                 Minimum additional investment: $100

                 If you wish to open an account by bank wire, please call our Investor Services Department for more information and an account number. Bank wire investments should be addressed as follows:

                 State Street Bank and Trust Company
                 Boston, Massachusetts
                 ABA Routing Number 011000028
                 Beneficiary = Benham Equity Funds: Benham Global
                 Gold Fund
                 AC - 0505 917 5
                 FBO [Your Name, Your Benham Fund Account Number]

--------------------------------------------------------------------------------
BY EXCHANGE      Minimum initial investment: $1,000
                 Minimum additional investment: $100

                 You may exchange your shares for shares of any other Benham fund registered for sale in your state if you have received the fund's prospectus. Exchanges may be made by telephone (for identically registered accounts only), by written request, or in person. Certain restrictions apply; please see page 20 for details. You may open a new account by telephone exchange, provided that you meet the minimum initial investment requirement.

--------------------------------------------------------------------------------
AUTOMATIC        Minimum: $25
INVESTMENT       These services are offered with respect to additional
SERVICES         investments only. See details on page 21.

PROCESSING YOUR PURCHASES

Shares will be purchased at the next NAV calculated after your investment is received and accepted by The Benham Group or an authorized subtransfer agent. An investment received and accepted before the close of business of the Exchange, normally 1:00 p.m. Pacific Time, will be included in your account balance the same day. If the investment is received after the close of business of the Exchange, usually 1:00 p.m. Pacific Time, it will be credited to your account the following business day. The Fund reserves the right to refuse any investment.

TELEPHONE TRANSACTIONS

Shareholders may order certain transactions (e.g., exchanges, wires, some types of redemptions) by telephone. This privilege is granted to Benham fund shareholders automatically; you need not specifically request this service, and you may not specifically decline it. ONCE YOUR TELEPHONE ORDER HAS BEEN PLACED, IT MAY NOT BE MODIFIED OR CANCELLED.

The Benham Group will not be liable for losses resulting from unauthorized or fraudulent instructions if it follows procedures designed to verify the caller's identity. BMC will request personal identification, record telephone calls, and send confirmation statements for every telephone transaction to the shareholder's record address. The Fund reserves the right to refuse or terminate telephone transactions at any time.

CONFIRMATION AND QUARTERLY STATEMENTS

All transactions are summarized on quarterly account statements. In addition, for every transaction that you request, a confirmation statement will be mailed to your record address. However, Automatic Investment Services transactions will not be confirmed immediately, but rather will be confirmed on your next consolidated quarterly statement. Please review these statements carefully. If you believe we have processed the transaction you requested incorrectly, please notify us as soon as possible. If you fail to notify us of an error with reasonable promptness, i.e., within 30 days of the date of your confirmation statement, we will deem you to have ratified the transaction.

[information in left margin of page]
-----------------
The free exchange privilege is a convenient way to buy shares in other Benham funds if your investment goals change.
-----------------
Benham Open Orders allow investors to utilize a "buy low, sell high" investment strategy.
-----------------

SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE

You may exchange your shares for shares of equivalent value in any other Benham fund registered for sale in your state. An exchange request will be processed the same day if it is received before the funds' NAVs are calculated which is one hour prior to the close of the Exchange, usually 12 p.m. Pacific Time for Benham Target Maturities Trust; and at the close of the Exchange, usually 1 p.m. Pacific Time for all other Benham funds.

The Benham Group discourages trading in response to short-term market fluctuations. Such activity may interfere with BMC's ability to invest the funds' assets in accordance with their respective investment objectives and policies and may be disadvantageous to other shareholders. More than six exchanges per calendar year out of a variable-price fund may be deemed an abuse of the exchange privilege. For purposes of determining the number of exchanges made, accounts under common ownership or control will be aggregated.

Each Benham fund reserves the right to modify or revoke the exchange privilege of any shareholder or to limit or reject any exchange. Although each fund will attempt to give shareholders prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time.

OPEN ORDER SERVICE

The Benham Group's Open Order Service allows you to designate a price at which to buy or sell shares of a variable-price fund by exchange from a money market fund. To place a "buy" order, you designate a purchase price that is equal to or lower than the current NAV. To place a "sell" order, designate a sales price that is equal to or higher than the current NAV. If the designated price is met within 90 calendar days, we will automatically execute your order. If you are buying shares of a variable-price fund, we will exchange money from your money market account to purchase them. If you are selling shares of a variable-price fund, we will transfer the proceeds of that sale to your money market account. If you do not have a money market account, we will open one for you when we execute your Open Order.

If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so that the distribution does not inadvertently trigger an Open Order transaction on your behalf. If you close or reregister the account from which shares are to be redeemed, your Open Order will be cancelled. All orders and cancellation of orders received by one hour prior to the close of the Exchange, usually 12 p.m. Pacific Time, will be considered to be effective the same day. All orders and cancellation of orders not received one hour prior to the close of the Exchange, usually 12 p.m. Pacific Time, will be considered effective the following business day.

AUTOMATIC INVESTMENT SERVICES (AIS)

TREASURY DIRECT allows you to deposit interest and principal payments from Treasury securities directly into a Benham fund account.

PAYROLL DIRECT allows you to deposit any amount of your paycheck directly into a Benham fund account.

GOVERNMENT DIRECT allows you to deposit your entire U.S. government payment directly into a Benham fund account.

BANK DIRECT allows you to deposit a fixed amount from your bank account directly into a Benham fund account on the 1st and/or 15th of each month (or the next business day).

DIRECTED DIVIDENDS allow you to invest all or part of your dividend earnings from one Benham fund account in one or more other Benham fund accounts. You may choose to receive a portion of your dividends in cash and to invest the remainder in other Benham fund accounts.

SYSTEMATIC EXCHANGES allow you to exchange from one Benham fund account to another Benham fund account on the 1st and/or the 15th of each month (or the next business day).

For more information about any of these services, please call our Investor Services Department at 1-800-321-8321 or 1-415-965-4222.

[information in right margin of page]
---------------------
Automatic Investment Services enable you to benefit from a dollar-cost averaging investment strategy.

[information in left margin of page]
--------------------
You may redeem shares without charge.
--------------------


BROKER-DEALER TRANSACTIONS

The Benham Group charges no sales commissions, or "loads," of any kind. However, investors may purchase and sell shares through registered broker-dealers, who may charge fees for their services.

The Benham Group will accept orders for the purchase of shares from authorized broker-dealers who agree in writing to pay in full for such shares in immediately available funds no later than 1:00 p.m. Pacific Time the following business day.

TDD SERVICE FOR THE HEARING IMPAIRED

TDD users may contact The Benham Group at 1-800-624-6338 or 1-415-965-4764. California residents may wish to contact us through the California Relay Service
(CRS) at 1-800-735-2929.

Your transaction requests via CRS will be handled on a recorded line. The Benham Group cannot accept responsibility for instructions miscommunicated by CRS.

EMERGENCY SERVICES

The Benham Group has established an alternate operations site from which we can access customer accounts and the mainframe computers used by the Benham funds in the event of an emergency. Telephone lines and terminals are currently in place. If our regular service is interrupted, the following numbers will automatically connect you to this site.

From within the U.S., including Alaska and Hawaii, call 1-800-321-8321.

From all foreign countries, call collect, 1-303-759-9337 or 1-510-820-1409. The operator will request your Benham fund account number before accepting the call.


HOW TO REDEEM YOUR INVESTMENT

When you place an order to redeem shares, your shares will be redeemed at the next NAV calculated after The Benham Group or an authorized subtransfer agent has received and accepted your redemption request in good order. The Fund's NAV is usually calculated at the close of business of the NYSE, usually 1:00 p.m. Pacific Time. See page 15 for details.

Barring extraordinary circumstances prescribed by law, redemption proceeds are mailed within seven calendar days. However, The Benham Group reserves the right to withhold the proceeds until the investment has matured (i.e., your payment has cleared); see maturity periods below.

--------------------------------------------------------------------------------
                                       Drawn from a           Maturity Period
   Type of Investment                California Bank?       (in business days)
--------------------------------------------------------------------------------
   Checks, cashiers checks,
   and bank money orders                    Yes                   5 days
--------------------------------------------------------------------------------
   Same as above                            No                    8 days
--------------------------------------------------------------------------------
   U.S. Treasury checks,
   Traveler's checks,
   U.S. Postal money orders,
   Benham checks, bank wires,
   and AIS Deposits*                        N/A                    1 day

   * Does not  include  bank  direct  deposits,  which take 8  business  days to mature.
--------------------------------------------------------------------------------

If you hold shares in certificate form, redemption requests must be accompanied by properly endorsed certificates.

If you want to keep your account open, please maintain a balance of shares worth at least $1,000. If your account balance falls to less than $1,000 due to redemption, your account may be closed, but not without at least 30 days' notice and an opportunity to increase your account balance to the $1,000 minimum. Your shares will be redeemed at the NAV calculated on the day your account is closed. Proceeds will be mailed to the record address.

This policy also applies to Benham's Individual Retirement Accounts (IRAs), excluding SEP-IRAs, except that shareholders will receive at least 120 days' written notice and an opportunity to increase their account balance before their accounts are closed. Investors wishing to open a Benham-Sponsored Retirement Plan account, see pages 26 and 27 for details.

UNCASHED CHECKS. We may reinvest at the Fund's then-current NAV any distribution or redemption checks that remain uncashed for six months. Until we receive instructions to the contrary, subsequent distributions will be reinvested in the original account. Uncashed redemption checks may be reinvested in an identically registered account.

HOW TO REDEEM SHARES (Retirement investors, see pages 26 and 27).
================================================================================
METHOD           INSTRUCTIONS
--------------------------------------------------------------------------------

BY TELEPHONE     The Benham Group will accept telephone  redemption requests for any amount if the proceeds are to be sent to your predesignated bank  account.  Redemptions  of $25,000 or less  payable to the registered  account  owner(s) may also be ordered by telephone.
                 All other  redemption  requests  must be made in writing.  ONCE
                 YOUR TELEPHONE ORDER HAS BEEN PLACED, IT MAY NOT BE MODIFIED OR
                 CANCELLED.
-------------------------------------------------------------------------------
IN WRITING       Send a letter of instruction to

                 The Benham Group
                 Investor Services Department
                 1665 Charleston Road
                 Mountain View, California 94043

                 Your letter of instruction should specify
                 [] Your name
                 [] Your account number
                 [] The name of the Fund from which you wish to redeem shares
                 [] The dollar amount or number of shares you wish to redeem

                 For  your  protection,  written  redemption  requests  must  be
                 accompanied  by  SIGNATURE   GUARANTEES   under  the  following
                 circumstances

                 [] Redemption proceeds go to a party other than the  registered account owner(s)
                 [] Redemption  proceeds  go  to  an  account  other  than  your predesignated bank account
                 [] Redemption proceeds go to the registered  account  owner(s), but the amount exceeds $25,000

                 If you have instructed The Benham Group to require more than one signature on written redemption requests, each of the required number of signers must have his or her signature guaranteed on these redemption requests.

================================================================================
METHOD           INSTRUCTIONS
--------------------------------------------------------------------------------
IN WRITING       Signature guarantees may be provided by banks, savings and loan
(continued)      associations,  savings banks,  credit unions,  stock  brokerage firms, or a Benham Investor Center. Shareholders must appear in person with identification to obtain a signature guarantee.
                 Notary public certifications are not accepted in lieu of signature guarantees.

                 BFS may require  written consent of all account owners prior to acting on the written instructions of any account owner.
--------------------------------------------------------------------------------
BY BANK WIRE     If  you  included  bank  wire   information   on  your  account
                 application or made subsequent arrangements to accommodate bank wire  redemptions,  you may wire  funds to your bank by calling
                 1-800-321-8321 or 1-415-965-4222. The minimum amount for a bank wire redemption is $1,000. Allow at least two business days for redemption proceeds to be credited to your bank account.
--------------------------------------------------------------------------------
BY EXCHANGE      See details on page 20.
--------------------------------------------------------------------------------
AUTOMATIC        DIRECTED  PAYMENTS.  You may arrange for periodic redemp- tions
REDEMPTION       from  your  Benham  fund  account  to your bank  account  or to
SERVICES         another designated payee.

                 SYSTEMATIC EXCHANGES. You may arrange for periodic exchange redemptions from one Benham fund account to another Benham fund account.

ABOUT BENHAM-SPONSORED RETIREMENT PLANS

Retirement plans offer investors a number of benefits, including the chance to reduce current taxable income and to take advantage of tax-deferred compounding. Retirement plan accounts require a special application; please let our Investor Services Department know if you want to establish this type of account. We suggest that you consult your tax advisor before establishing a retirement plan account. The minimum account balance for all Benham Individual Retirement Accounts (IRAs), excluding SEP-IRAs, is $1,000. If your balance falls below the $1,000 per fund account [paragraph continues on top of next page]

================================================================================
PLAN TYPE         AVAILABLE TO                 MAXIMUM ANNUAL CONTRIBUTION
                                               PER PARTICIPANT
--------------------------------------------------------------------------------
CONTRIBUTORY      An employed indi-            $2,000 or 100% of compensation
IRA               vidual under age 701/2.      (whichever is less).



--------------------------------------------------------------------------------
SPOUSAL IRA       A nonworking spouse          $2,250 (can be split between
                  (under age 701/2) of a       Spousal and Contributory IRAs,
                  wage earner.                 provided that no IRA receives
                                               more than a total of $2,000).
--------------------------------------------------------------------------------
ROLLOVER IRA      An individual with a         None, as long as total amount is
                  distribution from an         eligible.
                  employer's retirement
                  plan or a rollover IRA.
--------------------------------------------------------------------------------
SEP-IRA           A self-employed indi-        $22,500 or 15% of compensation
                  vidual or a business.        (whichever is less).*



--------------------------------------------------------------------------------
MONEY             Same as for SEP-IRA.         $30,000 or 25% of compensation
PURCHASE PLAN                                  (whichever is less). Annual
(KEOGH)                                        contribution is mandatory.*
--------------------------------------------------------------------------------
PROFIT            Same as for SEP-IRA.         $22,500 or 15% of compensation
SHARING PLAN                                   (whichever is less). Annual
(KEOGH)                                        contribution is optional.*
--------------------------------------------------------------------------------
                                                  (table continued on next page)


* Self-employed individuals should consult IRS Publication 560 for their annual contribution limits.

minimum, your account may be closed (see page 23 for details). This distribution may result in a taxable event and a possible penalty for early withdrawal. The minimum fund account balance for all other Benham-sponsored retirement plan accounts is $100. Benham charges no fees for its IRAs but does charge low maintenance fees for its Keoghs.

YOU MUST COMPLETE SPECIFIC FORMS TO TAKE DISTRIBUTIONS (I.E., REDEEM SHARES) FROM A BENHAM-SPONSORED RETIREMENT PLAN ACCOUNT. PLEASE CALL OUR INVESTOR SERVICES DEPARTMENT AT 1-800-321-8321 FOR ASSISTANCE.

(continued from previous page)
=============================================================================================
PLAN TYPE       DEADLINE  FOR
                OPENING ACCOUNT                            CONTRIBUTION DEADLINES
---------------------------------------------------------------------------------------------
CONTRIBUTORY    You may  open an  account  anytime,        Annual  contributions  can be made
                and funding an IRA for the prior           the  following  tax year up to the
                tax year is April 15.                      year you turn age 70 1/2.

---------------------------------------------------------------------------------------------
SPOUSAL IRA     Same as for Contributory IRA.              Same as for Contributory IRA.



---------------------------------------------------------------------------------------------
ROLLOVER IRA    You may open a Rollover IRA                Eligible rollover contributions must
                account anytime.                           be made within 60 days of receiv-
                                                           ing your distribution. There is no
                                                           age limit on rollover contributions.
---------------------------------------------------------------------------------------------
SEP-IRA         You may open an account anytime,           Must be made by employer's tax
                but the deadline for establishing and      filing deadline (including
                funding an account for the prior tax       extensions).
                year is the employer's tax deadline
                (including extensions).
---------------------------------------------------------------------------------------------
MONEY           The end of the employer's plan             Same as for SEP-IRA.
PURCHASE PLAN   year, usually December 31.
(KEOGH)
---------------------------------------------------------------------------------------------
PROFIT          The end of the employer's plan             Same as for SEP-IRA.
SHARING PLAN    year, usually December 31.
(KEOGH)
---------------------------------------------------------------------------------------------
For all Benham-sponsored retirement plans, you may begin taking distributions at age 59 1/2. You must begin to take required distributions by April 1 of the year after you turn age 70 1/2. You may take  distributions  from your IRA or SEP-IRA before you reach age 59 1/2; however, a penalty may apply.

[information in left margin of page]
------------------
Each January, you will be informed of the tax status of dividends and capital gain distributions for the previous year.
------------------

DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Dividends, if any, will be declared semiannually in June and December. Long-term capital gain distributions, if any, will be declared once a year, typically in December.

DISTRIBUTION OPTIONS. You may choose to receive dividends and capital gain distributions in cash or to reinvest them in additional shares. (See "Directed Dividends" on page 21 for further information.) Please indicate your choice on your account application or contact our Investor Services Department. See page 23 for a description of our policy regarding uncashed distribution checks.

TAXES

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all or substantially all of its net investment income and net realized capital gains to shareholders each year.

The Fund's dividends and capital gain distributions are subject to federal income tax and applicable state or local taxes whether they are received in cash or reinvested in additional shares. Distributions are generally taxable in the year they are declared.

Dividends from net investment income (including net short-term capital gains, if any) are taxable as ordinary income. Distributions from net long-term capital gains (minus net short-term capital losses) designated by the Fund as capital gain dividends are taxable as long-term capital gains, regardless of how long you have held your shares. Ordinary income distributions made by the Fund to corporate shareholders may qualify for the dividends-received deduction available to corporations. Shareholders will be notified each year of the amount, if any, that qualifies for this deduction.

A portion of the Fund's dividends may qualify for the dividends-received deduction available to corporations. The Fund will send you a tax statement (Form 1099) by January 31 showing the tax status of distributions you received in the previous year and will file a copy with the IRS.

You may realize a taxable gain or loss when you redeem (sell) or exchange shares of the Fund. For most types of accounts, the proceeds from your redemption transactions will be reported to you and the IRS annually. However, because the tax treatment depends on your purchase price and personal tax position, you should keep your regular account statements to use in determining your taxes.

RETURN OF CAPITAL. If, during a given year, the Fund pays dividends that exceed the income earned on investments, a portion of your dividends may be reclassified as a "return of capital." This reclassification of dividends paid has at least two tax implications for shareholders:

(1) The amount of taxable dividends (as reported on your 1099-DIV from the Fund) will be less than the amount of dividends you actually received during the tax year.

(2) The return of capital reduces your cost basis in the shares you own, so that when you redeem shares (and calculate your gain or loss), you must reduce your investment cost by the amount of dividends that were reclassified as a return of capital. For example, if you invest $10,000 in the Fund, and $100 worth of dividends are reclassified as a return of capital, you must adjust your cost from $10,000 to $9,900 to determine the amount of gain or loss on your investment.

BUYING A DIVIDEND. The timing of your investment could have undesirable tax consequences. If you buy shares on or just before the day the Fund declares a dividend, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

FOREIGN TAX WITHHOLDING. The income the Fund receives from foreign stocks may be subject to withholding taxes. If more than 50% of the Fund's total assets at the end of any tax year consist of foreign securities, the Fund will treat any foreign taxes it pays as taxes paid directly by shareholders. Under such circumstances, a shareholder would be required to include as "income" his or her proportionate share of foreign taxes paid by the Fund and might be able to claim either a credit or a deduction for this amount. You will receive notice from the Fund each year indicating (i) whether it made the election and (ii) the amount of foreign taxes, if any, that will be treated as though they were paid by you. You may wish to consult the Statement of Additional Information and your tax advisor for more information regarding the tax consequences of an investment in the Fund.

BACKUP WITHHOLDING. The Fund is required by law to withhold 31% of reportable dividends and capital gain distributions or redemptions payable to shareholders who have not complied with IRS regulations. These regulations require you to certify on your account application or on IRS Form W-9 that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding from previous underreporting to the IRS, or that you are exempt from backup withholding.

The Benham Group may refuse to sell shares to investors who have not complied with the certification requirement, either before or at the time of purchase. Until we receive your certified tax certification, we may redeem your shares at any time.

MANAGEMENT INFORMATION

ABOUT BENHAM EQUITY FUNDS

Benham Equity Funds (BEF) is a registered open-end management investment company that was organized as a California corporation on December 31, 1987. BEF currently consists of five series.

A board of directors oversees the Fund's activities and is responsible for protecting shareholders' interests. The majority of the directors are not otherwise affiliated with BMC. BEF is neither required nor expected to hold annual meetings, although special meetings may be called for purposes such as electing or removing directors or amending a series' advisory agreement or investment policies. The number of votes you are entitled to is based upon the dollar value of your investment. Each series votes separately on matters that pertain to it exclusively. Under California corporate law, BEF shareholders have the right to cumulate votes in the election (or removal) of directors.

THE BENHAM GROUP

Benham Management Corporation (BMC) is investment advisor to the funds in The Benham Group, which currently constitute more than $12 billion in assets. BMC, incorporated in California in 1971, became a wholly owned subsidiary of Twentieth Century Companies, Inc. (TCC), a Delaware corporation, on June 1, 1995, upon the merger of Benham Management International, Inc., BMC's former parent, into TCC. TCC is a holding company that owns the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the Twentieth Century family of funds, which now includes the Benham Group. The combined company offers 62 mutual funds and has combined assets in excess of $42 billion.

BMC supervises and manages the investment portfolios of The Benham Group and directs the purchase and sale of its investment securities. BMC utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the portfolios. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios deemed appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.

The portfolio manager member of the team managing the funds described in the prospectus and his work experience for the last five years is as follows:

WILLIAM MARTIN, Portfolio Manager, has primary responsibility for the day-to-day operation of the Fund. He is also Portfolio Manager for Benham Global Natural Resources Index Fund. Prior to joining BMC in 1989, Mr. Martin was an investment broker for A. G. Edwards of St. Louis, Missouri (1987 to 1989). Mr. Martin received his Charter Financial Analyst designation in 1991.

[information in right margin of page]
----------------------
The Benham Group serves more than 350,000 investors.

[information in left margin of page]
---------------------
Benham  Management   Corporation   provides   investment  advice  and  portfolio
management  services to the Fund.
---------------------

BMC has adopted a Code of Ethics (the "Code"), which restricts personal investing practices. Among other provisions, the Code requires that employees with access to information about the purchase and sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to portfolio managers and other investment personnel, the Code prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.

ADVISORY  AND SERVICE FEES

For investment advice and portfolio management services, the Fund pays BMC a monthly investment advisory fee equal to its pro rata share of the dollar amount derived from applying BEF's average daily net assets to an investment advisory fee schedule.

The investment advisory fee cannot exceed ___% of average daily net assets, and it drops to a marginal rate of ___% of average daily net assets as BEF's assets increase.

Investment advisory fees paid by the Fund to BMC for the fiscal year ended December 31, 1995, were equal to ___% of the Fund's average daily net assets, or $ ___ per $1,000 of average daily net assets.

To avoid duplicative investment advisory fees, the Fund does not pay BMC investment advisory fees with respect to assets invested in shares of any Benham money market fund.

BFS, a wholly owned subsidiary of TCC, is BEF's agent for transfer and administrative services. For administrative services, the Fund pays BFS a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the funds in The Benham Group to an administrative fee schedule. The administrative fee rate ranges from .11% to .08% of average daily net assets, dropping as Benham Group assets increase. For transfer agent services, the Fund pays BFS a monthly fee for each shareholder account maintained and for each shareholder transaction executed during that month.

The Fund pays certain operating expenses directly, including but not limited to, custodian, audit, and legal fees; fees of the independent directors; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders; insurance expenses; and costs of registering shares for sale under federal and state securities laws. See the Statement of Additional Information for a more detailed discussion of independent director compensation.

EXPENSE LIMITATION AGREEMENT

A contractual expense limitation agreement between BMC and the Fund is described on page 3.

The Fund's total operating expenses for the fiscal year ended December 31, 1995, were equal to ___ % of the Fund's average daily net assets, or $___ per $1,000 of average daily net assets.

DISTRIBUTION OF SHARES

Benham Distributors, Inc. (BDI) and BMC distribute and market Benham products and services. BMC pays all expenses for promoting sales of and distributing the Fund's shares. The Fund does not pay commissions to, or receive compensation from, broker-dealers.

BDI is a wholly owned subsidiary of TCC.

[information in right margin of page]
--------------------
Behnam Financial Services, Inc. provides administrative and transfer agent services to the Fund.

INVESTMENT ADVISOR

BENHAM MANAGEMENT CORPORATION
1665 Charleston Road
Mountain View, California 94043

DISTRIBUTOR

BENHAM DISTRIBUTORS, INC.
1665 Charleston Road
Mountain View, California 94043

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin  Street
Boston,  Massachusetts 02101

TRANSFER AGENT

BENHAM FINANCIAL SERVICES, INC.
1665 Charleston Road
Mountain View, California 94043

INDEPENDENT AUDITORS

KPMG PEAT MARWICK LLP
3 Embarcadero Center
San Francisco, California 94111

DIRECTORS

James M. Benham
Albert A. Eisenstat
Ronald J. Gilson
Myron S. Scholes
Kenneth E. Scott
Ezra Solomon
Isaac Stein
James E. Stowers III
Jeanne D. Wohlers

THE BENHAM  GROUP OF  INVESTMENT  COMPANIES

Capital Preservation Fund
Capital Preservation Fund II
Benham Prime Money Market Fund
Benham Government Agency Fund
Benham Short-Term Treasury and Agency Fund
Benham Treasury Note Fund
Benham Long-Term Treasury and Agency Fund
Benham Adjustable Rate Government Securities Fund
Benham GNMA Income Fund
Benham Target Maturities Trust
Benham California Tax-Free and Municipal Funds*
Benham National Tax-Free Money Market Fund
Benham National Tax-Free Intermediate-Term Fund
Benham National Tax-Free Long-Term Fund
Benham Florida Municipal Money Market Fund**
Benham Florida Municipal Intermediate-Term Fund**
Benham Arizona Municipal Intermediate-Term Fund***
Benham Global Gold Fund
Benham Income & Growth Fund
Benham Equity Growth Fund
Benham Utilities Income Fund
Benham Global Natural Resources Index Fund
Benham European Government Bond Fund
Benham Capital Manager Fund

* Available only to residents of California, Arizona, Colorado, Hawaii, Nevada, New Mexico, Oregon, Texas, Utah, and Washington.

** Available only to residents of Florida, California, Georgia, Illinois, Michigan, New Jersey, New York, and Pennsylvania.

*** Available  only to  residents  of  Arizona,  California,  Colorado,  Nevada,
    Oregon, Washington, and Texas.

CONTENTS

Summary of Fund Expenses .................................    3
Financial Highlights .....................................    4
How The Fund Works .......................................    6
   Investment Objective ..................................    6
   Core Investment Strategies ............................    6
Risk Factors and Investment Techniques ...................    8
Portfolio Transactions ...................................   14
Performance ..............................................   14
Share Price ..............................................   15
How to Invest ............................................   16
Shareholder Services .....................................   20
   Exchange Privilege ....................................   20
   Open Order Service ....................................   20
   Automatic Investment Services .........................   21
   Broker-Dealer Transactions ............................   22
   TDD Service ...........................................   22
   Emergency Services ....................................   22
How to Redeem Your Investment ............................   22
About Benham-Sponsored Retirement Plans ..................   26
Distributions and Taxes ..................................   28
Management Information ...................................   30
   About Benham Equity Funds .............................   30
   The Benham Group ......................................   31
   Advisory and Service Fees .............................   32
   Expense Limitation Agreement ..........................   33
   Distribution of Shares ................................   33

                             BENHAM GLOBAL GOLD FUND

                         A SERIES OF BENHAM EQUITY FUNDS

                               THE BENHAM GROUP(R)
                              1665 Charleston Road
                             Mountain View, CA 94043


               Investor Services: 1-800-321-8321 or 1-415-965-4222

               Fund Information: 1-800-331-8331 or 1-415-965-4274


                       STATEMENT OF ADDITIONAL INFORMATION

                               FEBRUARY ___, 1996

This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated February ___, 1996. The Fund's Annual Report for the fiscal year ended December 31, 1995, is incorporated herein by reference. To obtain a copy of the Prospectus, call or write The Benham Group.




                                TABLE OF CONTENTS

                                                                     PAGE
       Investment Policies and Techniques ...........................  2
       Investment Restrictions ...................................... 10
       Portfolio Transactions ....................................... 12
       Valuation of Portfolio Securities ............................ 12
       Performance .................................................. 13
       Taxes ........................................................ 15
       About Benham Equity Funds .................................... 16
       Directors and Officers ....................................... 17
       Investment Advisory Services ................................. 19
       Administrative and Transfer Agent Services ................... 20
       Direct Fund Expenses ......................................... 21
       Expense Limitation Agreement ................................. 21
       Additional Purchase and Redemption Information ............... 22
       Other Information ............................................ 22

INVESTMENT POLICIES AND TECHNIQUES

The following paragraphs provide a more detailed description of securities and investment practices identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the board of directors.

U.S. GOVERNMENT SECURITIES

The Fund may invest in U.S. government securities, including bills, notes, and bonds issued by the U.S. Treasury and securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some U.S. government securities are backed by the direct full faith and credit pledge of the U.S. government; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agencies' obligations; and others are supported only by the credit of the issuing or guaranteeing instrumentality. There is no assurance that the U.S. government will provide financial support to an instrumentality it sponsors when it is not obligated by law to do so.

WHEN-ISSUED AND FORWARD-COMMITMENT AGREEMENTS

The  Fund  may  engage  in  securities   transactions   on  a   when-issued   or
forward-commitment basis, in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

When purchasing securities on a when-issued or forward-commitment basis, the Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While the Fund will make commitments to purchase or sell securities on a when-issued or forward-commitment basis with the intention of actually receiving or delivering them, it may, nevertheless, sell the securities before the settlement date if it is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward-commitment basis, the Fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents, or high-quality securities in an amount sufficient to meet the purchase price. When the time comes to pay for when-issued securities, the Fund will meet its obligations with available cash, through the sale of securities or, although it would not normally expect to do so, through sales of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Selling securities to meet when-issued or forward-commitment obligations may generate capital gains or losses.

As an operating policy, the Fund will not commit more than 35% of its assets to when-issued or forward-commitment agreements. If fluctuations in the value of securities held cause more than 35% of the Fund's assets to be committed under when-issued or forward-commitment agreements, BMC need not sell such commitments, but it will be restricted from entering into further agreements on behalf of the Fund until the percentage of assets committed to such agreements is reduced to 35%. In addition, as an operating policy, the Fund will not enter into when-issued or forward-commitment transactions with settlement dates exceeding 120 days.

CONVERTIBLE SECURITIES

The Fund may buy securities that are convertible into common stock. The following is a brief description of the various types of convertible securities the Fund may buy.

Convertible bonds are issued with lower coupons than nonconvertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

Warrants entitle the holder to buy the issuer's stock at a specific price for a specific period of time. The price of a warrant tends to be more volatile than, and does not always track, the price of the underlying stock. Warrants are issued with expiration dates. Once a warrant expires, it has no value in the market.

REPURCHASE AGREEMENTS

In a repurchase agreement (repo), the Fund buys a security at one price and simultaneously agrees to sell it back to the seller at an agreed upon price on a specified date (usually within seven days from the date of purchase) or on demand. The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon rate of return and that is unrelated to the interest rate on the underlying security.

The advisor attempts to minimize the risks associated with repurchase agreements by adhering to the following criteria:

(1) Limiting the securities acquired and held by the Fund under repurchase agreements to U.S. government securities;

(2) Entering into repurchase agreements only with primary dealers in U.S. government securities (including bank affiliates) who are deemed to be creditworthy under guidelines established by a nationally recognized statistical rating organization and approved by the Fund's board of directors;

(3) Monitoring the creditworthiness of all firms involved in repurchase agreement transactions;

(4) Requiring the seller to establish and maintain collateral equal to 102% of the agreed-upon resale price, provided, however, that the board of directors may determine that a broker-dealer's credit standing is sufficient to allow collateral to fall to as low as 101% of the agreed-upon resale price before the broker-dealer deposits additional securities with the Fund's custodian or sub-custodian;

(5) Investing no more than 5% of the Fund's total assets in repurchase agreements that mature in more than seven days (together with any other illiquid securities the Fund holds); and

(6) Taking delivery of securities subject to repurchase agreement and holding them in a segregated account at the Fund's custodian bank.

The Fund has received permission from the Securities and Exchange Commission to participate in pooled repurchase agreements collateralized by U.S. government securities with other mutual funds advised by Benham Management Corporation
(BMC), the Fund's investment advisor. Pooled repos are expected to increase the income the Fund can earn from repo transactions without increasing the risks associated with these transactions.

FOREIGN SECURITIES

Although the Fund may buy securities of foreign issuers in foreign markets, most of its foreign securities investments are made by purchasing American Depositary Receipts (ADRs), "ordinary shares," or "New York shares" in the U.S. For example, several companies represented in the Benham North American Gold Equities Index are based in Canada, although their shares trade in U.S. dollars on U.S. exchanges.

ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer. They are issued by U.S. banks and traded on exchanges or over the counter in the U.S. Ordinary shares are shares of foreign issuers that are traded abroad and on a U.S. exchange. New York shares are shares that a foreign issuer has allocated for trading in the U.S. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. dollars, which protects the Fund from the foreign settlement risks described below.

Investing in foreign companies may involve risks not typically associated with investing in U.S. companies. The value of securities denominated in foreign currencies and of dividends from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be very volatile.

Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, are generally higher than for U.S. investments.

Foreign  markets  may offer less  protection  to  investors  than U.S.  markets.
Foreign issuers, brokers, and securities markets may be subject to less governmental supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

Investing abroad carries political and economic risks distinct from those associated with investing in the U.S. Foreign investments may be affected by actions of foreign governments that are adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment, or restrictions on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

The Fund may purchase or sell forward foreign currency exchange contracts. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts will reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of, or rates of return on, the Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contracts to hedge or cross-hedge its assets. Also, with regard to the Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time, poor correlation may exist between movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

BMC uses forward contracts for currency hedging purposes only and not for speculative purposes. The Fund is not required to enter into forward contracts with regard to its foreign holdings and will not do so unless doing so is deemed appropriate by the advisor.

The Fund's assets are valued daily in U.S. dollars, although foreign currency holdings are not physically converted into U.S. dollars on a daily basis.

INTEREST RATE SWAPS

Swap transactions contemplated by BMC typically would involve entering into a contract with a broker-dealer to receive the total returns of a specific Index security or basket of Index securities (minus a fee) in exchange for periodic payments based on a money market interest rate index such as the London Interbank Offered Rate (LIBOR).

The net amount of the excess, if any, of one party's obligations over its entitlements with respect to the interest rate swap agreement would be accrued on a daily basis, and an equal amount of cash, cash equivalents, or high-grade liquid debt securities would be maintained in a segregated account by the Fund's custodian.

The Fund would not enter into an interest rate swap transaction unless: (1) the unsecured senior debt or claims-paying ability of the other party was rated in the top two rating categories by at least two rating agencies at the time the transaction was entered into, (2) unless it was so rated by one such rating agency if unrated by the other two, or (3) if unrated by all three, it was considered by the advisor to be of comparable quality.

If the other party to a swap transaction defaulted, the Fund would have certain contractual remedies under the agreement but would nonetheless bear a risk of loss of unrealized income (not principal) in the event of default or bankruptcy of the broker-dealer.

Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund's ability to use swap agreements. The swap market is relatively new and largely unregulated. It is possible that developments in the swap market, including government regulation, could adversely affect the Fund's ability to terminate existing agreements or to realize amounts to be received under such agreements. BMC believes that the swap market is relatively liquid. However, as long as the SEC staff considers swap agreements to be illiquid, the Fund intends to treat them as such for purposes of its investment restrictions.

In the event that the unsecured senior debt or claims-paying ability of the other party to an interest rate swap transaction ceased to be rated or was downgraded by a rating agency, BMC would, although it would not be required to, sell or exchange such instrument within a reasonable time thereafter, taking into consideration such factors as price, credit risk, market conditions, interest rates, and other hedging strategies available to the Fund.

GOLD FUTURES CONTRACTS

The Fund may enter into contracts for the future delivery of gold. A gold futures contract is an agreement between two parties to buy and sell gold bullion on a future date at a specified price. The purchaser of a gold futures contract is bound by the terms of the contract to pay a fixed price for gold to be delivered on a fixed date in the future. The seller of a gold futures contract is obligated to deliver gold on a fixed date in the future in exchange for a fixed price. Contracts of this type involve daily settlement, in cash, of the gain or loss on the underlying gold. Although futures contracts, by their terms, require actual delivery and acceptance of the underlying metal, in most cases the contracts are closed out before the settlement date.

Gold futures contracts are standardized obligations traded on major commodities exchanges. In the United States, gold futures contracts trade on the Commodity Exchange, Inc. in New York, the Chicago Board of Trade, and the Mid-America Commodity Exchange in Chicago. Gold futures contracts traded on U.S.commodity exchanges are subject to regulation by the applicable exchange and by the Commodity Futures Trading Commission (CFTC). The CFTC's mandate is to prevent price manipulation and excessive speculation and to promote orderly and effective commodity futures markets. CFTC regulations may include trading, price, and position limits as well as margin requirements.

When the Fund purchases or sells a futures contract, it deposits an initial margin with its custodian equal to a percentage of the contract's value. If the value of either party's position changes, that party is required to make maintenance margin payments to settle the change in value on a daily basis. The Fund makes a payment if its futures position becomes less valuable, and it receives a payment if its futures position becomes more valuable.

Positions in gold futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such contracts. Although the Fund intends to purchase contracts only on national exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

Because it is possible to enter into a gold futures contract by making an initial payment of as little as 5% of the value of the underlying gold, these contracts can involve a high degree of risk. A small decline in the price of the underlying gold could result in the loss of most or all of the cash invested.

Pursuant to a 1988 undertaking with the State of California, the Fund's combined margin deposits on gold futures contracts may not exceed 5% of the Fund's net assets. The extent to which the Fund enters into gold futures contracts (and forward foreign currency transactions) may also be limited by the fact that the Fund intends to meet Internal Revenue Service requirements for qualification as a regulated investment company, including requirements regarding diversification of assets and qualifying income. To assure that the Fund's investments in gold futures contracts do not involve leveraging, cash or cash equivalents equal to the underlying commodity value (at the time a contract is executed) of any gold futures contract purchased by the Fund (less related margin deposits) will be deposited in a segregated account with the Fund's custodian.

SECURITIES LENDING

The Fund may lend its portfolio securities to earn additional income, subject to the following guidelines prescribed by the board of directors:

(1) The borrower must provide and maintain collateral consisting of cash or full faith and credit U.S. government securities equal to at least 102% of the value of the securities loaned;

(2) The Fund must have the option to terminate the loan and recover its securities within the normal settlement period for the types of securities loaned; and

(3) The borrower must agree that the Fund will receive all dividends, interest, or other distributions on the loaned securities and that the Fund will be paid a reasonable return on such loans, either in the form of a loan fee premium or by allowing the Fund to retain part or all of the earnings or profits realized from investing the cash collateral in full faith and credit U.S. government securities.

RESTRICTED SECURITIES

Restricted securities held by the Fund generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the Fund may be required to pay all or part of the registration expense, and a considerable period may elapse between the time it decides to seek registration of the securities and the time it is permitted to sell them under an effective registration statement. If, during this period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to try to register the securities initially.

GOLD INVESTMENTS

GOLD BULLION. As a means of seeking its principal objective of capital appreciation and when it is felt to be appropriate as a possible hedge against inflation, the Fund may invest a portion of its assets in gold bullion and may hold a portion of its cash in foreign currency in the form of gold coins. There is, of course, no assurance that such investments will provide capital appreciation as a hedge against inflation. The Fund's ability to invest in gold bullion is restricted by the diversification requirements which the Fund must meet in order to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the"Code"), as well as the diversification requirements of the Investment Company Act of 1940, as amended (the "1940 Act"). In addition, the ability of the Fund to make such investments may be further restricted by the securities laws and regulations in effect from time to time in the states where the Fund's shares are qualified for sale. The Fund has not previously invested in gold bullion because of these regulations. However, at the date of this SAI there do not appear to be any regulations currently in effect in the states in which the Fund is qualified for sale prohibiting such purchases. Accordingly, if otherwise consistent with the Fund's objectives, it may purchase gold bullion.

Fund assets will be invested in gold bullion at such times as the prospects of such investments are, in the opinion of management, attractive in relation to other possible investments. The basic trading unit for gold bullion is a gold bar weighing approximately 100 troy ounces with a purity of at least 995/1000, although gold bullion is also sold in much smaller units. Gold bars and wafers are usually numbered and bear an indication of purity and the stamp or assay office which certifies the bar's purity. Bars of gold bullion historically have traded primarily in New York, London, and Zurich gold markets and in terms of volume, such gold markets have been the major markets for trading in gold bullion. Prices in the Zurich gold market generally correspond to the prices in the London gold market. Since the ownership of gold bullion became legal in the United States on December 31, 1974, U.S. markets for trading gold bullion have developed. It is anticipated that transactions in gold will generally be made in such U.S. markets, although such transactions may be made in foreign markets when it is deemed to be in the best interest of the Fund. Transactions in gold bullion by the Fund are negotiated with principal bullion dealers, unless, in the investment's manager's opinion, more favorable prices (including the costs and expenses described below) are otherwise obtainable. Prices at which gold bullion is purchased or sold include dealer mark-ups or mark-downs, insurance expenses, may be a greater or lesser percentage of the price from time to time, depending on whether the price of gold bullion decreases or increases. Since gold bullion does not generate any investment income, the only source of return to the Fund on such an investment will be from any gains realized upon its sale, and negative return will be realized, of course, to the extent the Fund sells its gold bullion at a loss.

SPECIAL CONSIDERATION AS A RESULT OF THE FUND'S INVESTMENT POLICIES

As is the case with respect to virtually all investments, there are risks inherent in the Fund's policies of investing in securities of companies engaged in mining, processing or dealing in gold or other precious metals and in gold bullion. In addition to the general considerations described above, such investments may involve the following special considerations:

FLUCTUATIONS IN THE PRICE OF GOLD. The price of gold has recently been subject to substantial upward and downward movements over short periods of time and may be affected by unpredictable international monetary and political policies, such as currency devaluations or revaluations, economic conditions within an individual country, trade imbalances or trade or currency restrictions between countries and world inflation rates and interest rates. The price of gold, in turn, is likely to affect the market prices of securities of companies mining, processing, or dealing in gold and, accordingly, the value of the Fund's investments in such securities also may be affected.

POTENTIAL EFFECT OF CONCENTRATION OF SOURCE OF SUPPLY AND CONTROL OF SALES. At the current time there are only four major sources of supply of primary gold production, and the market share of each source cannot be readily ascertained. One of the largest national producers of gold bullion and platinum is the Republic of South Africa. Changes in political and economic conditions affecting South Africa may have a direct impact on its sales of gold. Under South African law, the only authorized sales agent for gold produced in South Africa is the Reserve Bank of South Africa which, through its retention policies, controls the time and place of its retention policies, controls the time and place of any sale of South African bullion. The South African Ministry of Mines determines gold mining policy. South Africa depends predominantly on gold sales for the foreign exchange necessary to finance its imports, and its sales policy is necessarily subject to national and international economic and political developments.

TAX AND CURRENCY LAWS. Changes in the tax or currency laws of the U.S., and of foreign countries, may inhibit the Fund's ability to pursue or may increase the cost of pursuing its investment programs. For example, in September 1985, the government of South Africa reimposed a two-tier currency system. While this system may be removed within the next couple of years, it continues to differentiate between currency which may be used in transactions involving transfers of South African investments by foreign investors (the "financial rand") and currency used for importing goods and remitting profits and dividends from an operating enterprise ( the "commercial rand"). Since the reimposition of the two-tier currency system, the volatility of the financial rand has contributed to fluctuations in the net asset value of the Fund. These effects may increase if the permissible uses of the financial rand are expanded.

UNPREDICTABLE MONETARY POLICIES, ECONOMIC AND POLITICAL CONDITIONS. The Fund's assets might be less liquid or the change in the value of its assets might be more volatile (and less related to general price movements in the U.S. markets) than would be the case with investments in the securities of larger U.S. companies, particularly because the price of gold and other precious metals may be affected by unpredictable international monetary policies and economic and political considerations, governmental controls, conditions of scarcity, surplus or speculation. In addition, the use of gold or Special Drawing Rights (which are also used by members of the International Monetary Fund for international settlements) to settle net deficits and surpluses in trade and capital movements between nations subject the supply and demand, and therefore the price, of gold to a variety of economic factors which normally would not affect other types of commodities.

NEW AND DEVELOPING MARKETS FOR PRIVATE GOLD OWNERSHIP. Between 1933 and December 31, 1974, a market did not exist in the United States in which gold bullion could be purchased by individuals for investment purposes. Since it became legal to invest in gold, markets have developed in the U.S. Any large purchases or sales of gold bullion could have an effect on the price of gold bullion. Recently, several Central Banks have been sellers of gold bullion from their reserves. Sales by central banks and/or rumors of such sales have had a negative effect on gold prices.

EXPERTISE ON THE INVESTMENT MANAGER. The successful management of the Fund's portfolio may be more dependent upon the skills and expertise of its investment manager than is the case for most mutual funds because of the need to evaluate the factors identified above. Moreover, in some countries, disclosures concerning an issuer's financial condition and results and other matters may be subject to less stringent regulatory provisions, or may be presented on a less uniform basis than is the case for issuers subject to U.S. securities laws. Issuers and securities exchanges in some countries may be subject to less stringent governmental regulations than is the case for U.S. companies.

INVESTMENT RESTRICTIONS

The Fund's investment restrictions are set forth below are fundamental and may not be changed without approval of "a majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

FUNDAMENTAL INVESTMENT POLICIES

(1) The Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940.

(2) The Fund may not borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

(3) The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the Fund's total assets would be lent to other parties, except, (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

(4) The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investment in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

(5) The Fund may not deviate from its policy of concentrating its investments in securities of issuers engaged in mining, fabricating, processing or dealing in gold or other precious metals, such as silver, platinum and palladium.

(6) The Fund may not act as underwriter of securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

NON-FUNDAMENTAL INVESTMENT POLICIES

(7) As an operating policy, the Fund does not currently intend to purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result thereof, the Fund would own more than 10% of its outstanding voting securities of such issuer.

(8) As an operating policy, the Fund does not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

(9) As an operating policy, the Fund may not, except in connection with a merger, consolidation, acquisition, or reorganization, invest in the securities of other investment companies, including investment companies advised by BMC, if, immediately after such purchase or acquisition, more than 10% of the value of the Fund's total assets would be invested in such securities.

(10) As an operating policy, the Fund may not purchase gold bullion, gold coins, or gold represented by certificates of ownership interest or gold futures contracts whose underlying commodity value would cause the Fund's aggregate investment in such commodities to exceed 10% of the Fund's net assets.

(11) As an operating policy, the Fund may not invest in securities of an issuer that, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Fund would then be invested in such securities.

(12) As an operating policy, the Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 10% of the Fund's net assets. Included in that amount but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

(13) As an operating policy, the Fund does not currently intend to invest in oil, gas or other mineral exploration or development programs or leases.

(14) As an operating policy, the Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transaction in futures contracts and options are not deemed to constitute selling securities short.

(15) As an operating policy, the Fund does not currently intend to purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

(16) As an operating policy, the Fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the Fund's net assets) to a registered investment company or portfolio for which its investment adviser or an affiliate serves as investment adviser or (b) acquiring loans, loan participation, or other forms of direct debt instruments and in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(17) As an operating policy, the Fund does not currently intend to purchase the securities of any issuer if, to the knowledge of the Fund's management, those officers and directors of the Fund and of its investment advisor, who each own beneficially more than 0.5% of the outstanding securities of such issuer, together own more than 5% of such issuer's securities.

(18) As an operating policy, the Fund may not purchase or sell options of any kind.

PORTFOLIO TRANSACTIONS

The Fund's assets are invested by BMC in a manner consistent with the Fund's investment objective, policies and restrictions, and with any instructions from the board of directors that may be issued from time to time. Within this framework, BMC is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Fund. In placing orders for the purchase and sale of portfolio securities, BMC will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions from the board of directors may issue from time to time. BMC will select broker-dealers to execute portfolio transactions on behalf of the Fund solely on the basis of best price and execution.

Under normal conditions, the Fund's annual portfolio turnover rate is not expected to exceed 100%. The table below illustrates the Fund's portfolio turnover rates for the fiscal years ended December 31, 1995, 1994, and 1993.

PORTFOLIO TURNOVER RATES

               Fiscal            Fiscal           Fiscal
                1995              1994             1993

                                 41.67%           28.38%

Brokerage commissions paid by the Fund during the fiscal years ended December 31, 1995, 1994, and 1993, are indicated in the following table.

BROKERAGE COMMISSIONS

               Fiscal            Fiscal           Fiscal
                1995              1994             1993

                               $1,533,658       $1,465,792

VALUATION OF PORTFOLIO SECURITIES

The Fund's net asset value per share (NAV) is determined by Benham Financial Services, Inc. (BFS) at 1:00 p.m. Pacific Time each day the New York Stock Exchange (NYSE) is open for business. The NYSE has designated the following holiday closings for 1996: New Year's Day (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although BFS expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.

BMC typically completes its trading on behalf of the Fund in various markets before the NYSE closes for the day. Securities are valued at market, depending upon the market or exchange on which they trade. Price quotations for exchange-listed securities are taken from the primary exchanges on which these securities trade. Stocks traded on exchanges or over-the-counter are valued according to last sale prices, if such prices are available, or at the current bid price. Fixed-income securities are priced at market value on the basis of market quotations supplied by independent pricing services. Foreign currency exchange rates are also determined prior to the close of the NYSE. Trading of securities in foreign markets may not take place on every day the NYSE is open, and trading takes place in various foreign markets on days on which the NYSE and the Fund's offices are not open and the Fund's net asset value is not calculated. The Fund's net asset value may be significantly affected on days when shareholders have no access to the Fund. Securities for which market quotations are not readily available, or which may change in value due to events occurring after their primary exchange has closed for the day, are valued at fair market value as determined in good faith under the direction of the board of directors.

PERFORMANCE

The Funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature.

Total returns reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share during the period. The Fund's share price and total returns will vary. Past performance should not be considered an indication of future results.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated
period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Fund's performance is not constant over time but changes from year to year and that average annual returns represent averaged figures as opposed to actual year-to-year performance.

The Fund's average annual total returns for the one-year, five-year, and life-of-fund periods ended December 31, 1995, are indicated in the table below.

AVERAGE ANNUAL TOTAL RETURNS

              One Year         Five Years      Life of Fund*



* The Fund commenced operations on August 17, 1988.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns, which reflect the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

The Fund's performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike the Benham funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons include, but are not limited to: U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source:
Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total return on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London am/pm fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Fund may also utilize reprints from newspapers and magazines furnished by third parties to illustrate the Funds' historical performance.

Indexes may assume reinvestment of dividends, but generally they do not reflect administrative and management costs such as those incurred by a mutual fund.

The Fund's sales literature may illustrate the market for gold within the context of historical and current economic conditions. Specific illustrations may include the relationship of the price of gold (per London pm fixing) to 30-year U.S. Treasury bond yields, 30-year U.S. Treasury bond prices, inflation as measured by the Consumer Price Index, or equity securities as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500) or the Dow Jones Industrial Average.

Occasionally, statistics may be used to illustrate Fund volatility or risk. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance to a market index. One measure of volatility is "beta." Beta expresses Fund volatility relative to the total market as represented by the S&P 500. A beta of more than 1.00 indicates volatility greater than that of the market, and a beta of less than 1.00 indicates volatility less than that of the market. Another measure of volatility or risk is "standard deviation." Standard deviation is used to measure the variability of net asset value or total return relative to an average over a specified period of time. The premise is that greater volatility connotes greater risk undertaken to achieve desired performance.

The Fund's shares are sold without a sales charge (or "load"). No-load funds offer an advantage to investors when compared to load funds with comparable investment objectives and strategies. For example, if you invest $10,000 in a no-load fund, 100% of your investment is used to buy shares. If you invest $10,000 in a fund with a 5.5% load, only $9,450 ($10,000 minus $550) is used to buy shares. Over time, this difference can have a significant effect on total return. Assuming a compounded annual growth rate of 10% for both investments, the no-load fund investment would be worth $25,937 after ten years, while the load fund investment would be worth only $24,511.

The Benham Group has distinguished itself as an innovative provider of low-cost, true no-load mutual funds. Among other innovations, The Benham Group established the first no-load fund that invests primarily in zero-coupon U.S. Treasury securities; the first no-load double tax-free California short-term bond fund; the first no-load adjustable rate government securities fund; and the first no-load utilities fund designed to pay monthly dividends.

TAXES

The Fund intends to qualify annually as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, the Fund will be exempt from federal and California income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains to shareholders.

Distributions from the Fund are taxable to shareholders regardless of whether they are taken in cash or reinvested in additional shares. For federal income tax purposes, shareholders receiving distributions in the form of additional shares will have a basis in each such share equal to the Fund's net asset value per share on the reinvestment date.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. The board of directors does not expect to declare dividends on a regular basis. However, to the extent that dividends are declared and to the extent that they consist of dividend income from domestic corporations, such dividends may be eligible for the dividends-received deduction available to corporations. Shareholders will be notified annually of the federal tax status of distributions.

Upon redeeming, selling, or exchanging shares of the Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares liquidated. The gain or loss generally will be long-term or short-term, depending on the length of time shares were held. However, a loss recognized by a shareholder in the disposition of shares on which capital gain dividends were paid (or deemed paid) before the shareholder had held his or her shares for more than six months would be treated as a long-term capital loss for tax purposes. A gain realized on the redemption, sale, or exchange of shares would not be affected by the reacquisition of shares. A loss realized on the redemption, sale, or exchange of shares would be disallowed to the extent that the shares disposed of were replaced (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date shares were disposed of. Under such circumstances, the basis of the shares acquired would be adjusted to reflect the disallowed loss.

As described in the Prospectus, the Fund intends to elect to consider any foreign taxes it pays as paid by shareholders if foreign securities represent more than 50% of the value of its total assets at the close of any fiscal year. If the Fund makes this election, shareholders will be required, when computing their federal taxes, to include their proportionate share of the foreign taxes paid by the Fund as income and may be entitled to claim a credit or a deduction for this amount.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her taxable income from foreign sources. Gains realized by the Fund from the sale of securities will be treated as derived from U.S. sources, and certain currency gains, including gains from foreign-currency-denominated debt securities, receivables, and payables, will be treated as income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, which may include certain dividends received from the Fund and certain other types of income. Accordingly, shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund.

The information above is only a summary of some of the tax considerations affecting the Fund and its shareholders; no attempt has been made to discuss individual tax consequences. Shareholders who are neither citizens nor residents of the U.S. may be subject to a nonresident alien withholding tax of 30% or a lower treaty rate, depending on the country in which they reside. The Fund's distributions also may be subject to state, local, or foreign taxes. To determine whether the Fund is a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax advisor.

ABOUT BENHAM EQUITY FUNDS

Benham Equity Funds (BEF) was organized as a California corporation on December 31, 1987, under the name "Benham Equities, Inc." The corporation was renamed Benham Equity Funds on September 2, 1988. BEF is authorized to issue ten classes of shares and to issue two billion (2,000,000,000) shares of each such class. Within each class, the directors may issue an unlimited number of series. Currently, there are four classes of shares: Benham Gold Equities Index Fund, Benham Income & Growth Fund, Benham Equity Growth Fund, and Benham Utilities Income Fund. With respect to each class, shares issued are fully paid and nonassessable and have no preemptive, conversion, or similar rights. All consideration received by BEF for shares of any class, and all assets, income, and gains (or losses) earned thereon, belong to that series exclusively and are subject to the liabilities related thereto.

Shares of each class have equal voting rights, provided that each class votes separately on matters that pertain to it exclusively. The number of votes a shareholder is entitled to is based upon the dollar value of the investment. Under California Corporations Code Section 708, shareholders have the right to cumulate votes in the election (or removal) of directors. For example, if six directors are up for election, a shareholder may cast six votes for a single candidate, three votes for each of two candidates, etc.

CUSTODIAN BANK: State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, is custodian of the Fund's assets. Services provided by the custodian bank include (i) settling portfolio purchases and sales, (ii) reporting failed trades, (iii) identifying and collecting portfolio income, and (iv) providing safekeeping of securities. The custodian takes no part in determining the Fund's investment policies or in determining which securities are sold or purchased by the Fund.

INDEPENDENT  AUDITORS:   KPMG  Peat  Marwick  LLP,  3  Embarcadero  Center,  San
Francisco, California 94111, serve as BEF's independent auditors. KPMG audits the annual report and provides tax and other services as auditors.

DIRECTORS AND OFFICERS

BEF's activities are overseen by a board of directors, including five independent directors. The individuals listed below whose names are marked with an asterisk (*) are "interested persons" of BEF (as defined in the Investment Company Act of 1940) by virtue of, among other things, their affiliation with either BEF; BEF's investment advisor, Benham Management Corporation (BMC); BEF's agent for transfer and administrative services, Benham Financial Services, Inc.
(BFS); BEF's distribution agent, Benham Distributors, Inc. (BDI); the parent corporation, Twentieth Century Companies, Inc. (TCC) or TCC's subsidiaries; or other funds advised by BMC. Each director listed below serves as a trustee or director of other funds in The Benham Group. Unless otherwise noted, dates in parentheses indicate the dates the director or officer began his or her service in a particular capacity. The directors' and officers', with the exception of Mr. Stowers III, address is 1665 Charleston Road, Mountain View, California 94043 and Mr. Stowers III address is 4500 Main Street, Kansas City, Missouri 64111.

*JAMES M. BENHAM, chairman of the board of directors (1988). Mr. Benham is also chairman of the boards of BFS (1985), BMC (1971),and BDI (1988); president of BMC (1971), BMI (1982), and BDI (1988); and a member of the board of governors of the Investment Company Institute (1989). Mr. Benham has been in the securities business since 1963, and he frequently comments through the media on economic conditions, investment strategies, and the securities markets.

ALBERT A. EISENSTAT, independent director (1995). Mr. Eisenstat is an independent director of each of Commercial Metals Co. (1982), Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as vice president of corporate development and corporate secretary of Apple Computer and served on ite Board of Directors (1985 to 1993).

RONALD J. GILSON, independent director (1995). Mr. Gilson is the Charles J. Meyers Professor of Law and Business at Stanford Law School (1979) and the Mark and Eva Stern Professor of Law and Business at Columbia University Schoool of Law (1992). He is counsel to Marron, Ried & Sheehy (a San Francisco law firm,
1984).

MYRON S. SCHOLES, independent director (1988). Mr. Scholes is a principal of Long-Term Capital Management (1993). He is also Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983), a director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a managing director of Salomon Brothers Inc. (securities brokerage).

KENNETH E. SCOTT, independent director (1988). Mr. Scott is Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a director of RCM Capital Management (June 1994).

EZRA SOLOMON, independent director (1988). Mr. Solomon is Dean Witter Professor of Finance Emeritus at the Stanford Graduate School of Business, where he served as Dean Witter Professor of Finance from 1965 to 1990, and a director of Encyclopedia Britannica.

ISAAC STEIN, independent director (1992). Mr. Stein is former chairman of the board (1990 to 1992) and chief executive officer (1991 to 1992) of Esprit de
Corp. (clothing manufacturer). He is a member of the board of Raychem Corporation (electrical equipment, 1993), president of Waverley Associates, Inc. (private investment firm, 1983), and a director of ALZA Corporation (pharmaceuticals, 1987). He is also a trustee of Stanford University (1994) and chairman of Stanford Health Services (hospital, 1994).

*JAMES E. STOWERS III, director (1995). Mr. Stowers is the president and director of Twentieth Century Investors, Inc., TCI Portfolios, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Institutional Portfolios, Inc., Twentieth Century Companies, Inc., Investors Research Corporation and Twentieth Century Services, Inc.

JEANNE D. WOHLERS, independent director (1988). Ms. Wohlers is a private investor, and an independent director and partner of Windy Hill Productions, LP. Previously, she served as vice president and chief financial officer of Sybase, Inc. (software company, 1988 to 1992).

*JOHN T. KATAOKA, president, and chief executive officer (1988).

*ANN N. MCCOID, controller (1988).

*DOUGLAS A. PAUL, secretary (1988), vice president (1990), and general counsel
(1990).

*MARYANNE ROEPKE, chief financial officer (1995).

As of January 31, 1996, BEF's directors and officers, as a group, owned less than 1% of the Fund's outstanding shares.

The following table summarizes the compensation that the directors of the Fund received for the Fund's fiscal year ended December 31, 1995, as well as the compensation received for serving as a director or trustee of all other Benham funds.


                                    DIRECTOR COMPENSATION FOR THE FISCAL YEAR ENDED
                                                   December 31, 1995
-----------------------------------------------------------------------------------------------------------------
      NAME OF                 AGGREGATE              PENSION OR               ESTIMATED               TOTAL
     DIRECTOR               COMPENSATION         RETIREMENT BENEFITS       ANNUAL BENEFITS        COMPENSATION
                              FROM FUND          ACCRUED AS PART OF        UPON RETIREMENT        FROM FUND AND
                                                    FUND EXPENSES                                 FUND COMPLEX*
                                                                                                PAID TO DIRECTORS
-----------------------------------------------------------------------------------------------------------------
Albert A. Eisenstat    $ _________                  Not Applicable         Not Applicable            $_________
-----------------------------------------------------------------------------------------------------------------
Ronald J. Gilson       $ _________                  Not Applicable         Not Applicable            $_________
-----------------------------------------------------------------------------------------------------------------
Myron S. Scholes       $ _________                  Not Applicable         Not Applicable            $_________
-----------------------------------------------------------------------------------------------------------------
Kenneth E. Scott       $ _________                  Not Applicable         Not Applicable            $_________
-----------------------------------------------------------------------------------------------------------------
Ezra Solomon           $ _________                  Not Applicable         Not Applicable            $_________
-----------------------------------------------------------------------------------------------------------------
Isaac Stein            $ _________                  Not Applicable         Not Applicable            $_________
-----------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers      $ _________                  Not Applicable         Not Applicable            $_________
-----------------------------------------------------------------------------------------------------------------

* Interested trustees receive no compensation for their services as such.


INVESTMENT ADVISORY SERVICES

The Fund has an investment advisory agreement with BMC, dated June 1, 1995, that was approved by shareholders on May 31, 1995.

BMC is a California corporation and a wholly owned subsidiary of Twentieth Century Companies (TCC), a Delaware corporation. BMC as well as BFS and BDI, became wholly owned subsidiaries of TCC on June 1, 1995, upon the merger of Benham Management International (BMI), the former parent of BMC, BFS and BDI, into TCC. BMC has served as invesetment advisor to the Fund since the Fund's inception. TCC is a holding company that owns all of the stock of the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the Twentieth Century family of funds. James E. Stowers, Jr., controls TCC by virtue of his ownership of a majority of its common stock. BMC has been a registered investment advisor since 1971 and is investment advisor to other funds in The Benham Group.

The Fund's agreement with BMC continues for an initial period of two years and thereafter from year to year provided that, after the initial two-year period, it is approved at least annually by vote of a majority of the Fund's outstanding shares, or by vote of a majority of the Fund's directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

The investment advisory agreement is terminable on sixty days' written notice, either by the Fund or by BMC, to the other party and terminates automatically in the event of its assignment.

The investment advisory agreement stipulates that BMC will provide the Fund with investment advice and portfolio management services in accordance with the Fund's investment objective, policies, and restrictions. The agreement also provides that BMC will determine what securities will be purchased and sold by the Fund and assist the Fund's officers in carrying out decisions made by the board of directors.

Under the investment advisory agreement, the Fund pays BMC a monthly investment advisory fee equal to its pro rata share of the dollar amount derived from applying BEF's average daily net assets to the following investment advisory fee rate schedule:

INVESTMENT ADVISORY FEE SCHEDULE FOR BEF

        .50% of the first $100 million
        .45% of the next $100 million
        .40% of the next $100 million
        .35% of the next $100 million
        .30% of the next $100 million
        .25% of the next $1 billion
        .24% of the next $1 billion
        .23% of the next $1 billion
        .22% of the next $1 billion
        .21% of the next $1 billion
        .20% of the next $1 billion
        .19% of net assets over $6.5 billion.

Investment advisory fees paid by the Fund to BMC for the fiscal years ended December 31, 1995, 1994, and 1993, are indicated in the following table. Fee amounts are net of expense limitations and recoupments as described on the following page.

INVESTMENT ADVISORY FEES*

               Fiscal            Fiscal           Fiscal
                1995              1994             1993

                               $1,884,679       $1,325,964

* Net of reimbursements

ADMINISTRATIVE AND TRANSFER AGENT SERVICES

Benham Financial Services, Inc. (BFS), a wholly owned subsidiary of TCC, is BEF's agent for transfer and administrative services. For administrative services, the Fund pays BFS a monthly fee based on its pro rata share of the dollar amount derived from applying the average daily net assets of all of the funds in The Benham Group to the following administrative fee schedule:

GROUP ASSETS                  ADMINISTRATIVE FEE RATE

up to $4.5 billion                     .11%
up to $6 billion                       .10
up to $9 billion                       .09
over $9 billion                        .08

Prior to May 1, 1993, the administrative fee rate schedule ranged from .10% for assets up to $4.5 billion to .07% for assets over $7.5 billion. This fee rate schedule was adopted by BFS on a voluntary basis effective January 1, 1991, and then formalized under a revised Administrative Services and Transfer Agency Agreement that became effective on June 1, 1992.

For transfer agent services, the Fund pays BFS monthly fees of $1.1875 for each shareholder account maintained and $1.35 for each shareholder transaction executed during the month.

Administrative service and transfer agent fees paid by the Fund to BFS for the fiscal years ended December 31, 1995, 1994, and 1993, are indicated in the following table. Fee amounts are net of expense limitations as described below.

ADMINISTRATIVE FEES

               Fiscal            Fiscal           Fiscal
                1995              1994             1993

                                $583,896         $356,629

TRANSFER AGENT FEES

               Fiscal            Fiscal           Fiscal
                1995              1994             1993

                                $645,099         $428,747

DIRECT FUND EXPENSES

The Fund pays certain operating expenses that are not assumed by BMC or BFS. These include fees and expenses of the independent directors; custodian, audit, tax preparation, and pricing fees; fees of outside counsel and counsel employed directly by BEF; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, confirmations, and reports to shareholders; fees for registering the Fund's shares under federal and state securities laws; brokerage fees and commissions (if any); trade association dues; costs of fidelity and liability insurance policies covering the Fund; costs for incoming WATS lines maintained to receive and handle shareholder inquiries; and organizational costs.

EXPENSE LIMITATION AGREEMENTS

BMC may recover amounts absorbed on behalf of the Fund during the preceding 11 months if, and to the extent that, for any given month, the Funds expense limit in effect at that time. BMC has agreed to limit the Funds' expenses to .75% of the Funds' average daily net assets during the year ending May 31, 1996.

The Funds' contractual expense limit is subject to annual renewal. The expense limit for the year ended December 31, 1995, was .75% of average daily net assets.

Net amounts absorbed and recouped for the fiscal years ended December 31, 1995, 1994, and 1993, are indicated in the table below.

NET REIMBURSEMENTS(RECOUPMENTS) BY BMC AND BFS

               Fiscal            Fiscal           Fiscal
                1995              1994             1993

                                   $0             $47,247

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Fund's shares are continuously offered at net asset value. The Benham Group may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling BEF or one of its series; to avoid jeopardizing a series' tax status; or whenever, in management's opinion, such rejection is in BEF's or a series' best interest.

The Benham Group charges neither fees nor commissions on the purchase and sale of Benham fund shares. However, BFS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, BFS may charge a fee for processing dishonored investment checks or stop-payment requests. BFS charges $10 per hour for account research requested by investors. This charge will be assessed, for example, when a shareholder request requires more than one hour of research on historical account records. The fees charged are based on the estimated costs of performing shareholder-requested services and are not intended to increase income.

Share purchases and redemptions are governed by California law.

OTHER INFORMATION

The Fund's investment advisor, Benham Managment Corporation (BMC), has been continuously registered with the Securities and Exchange Commission (SEC) under the Investment Advisers Act of 1940 since December 14, 1971. BEF has filed a registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to the shares offered. Such registrations do not imply approval or supervision of BEF or the advisor by the SEC.

For further information, refer to the registration statement and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

BENHAM EQUITY FUNDS

1933 Act Post-Effective Amendment No. 16
1940 Act Amendment No. 18

PART C            Other Information

Item 24. Financial Statements and Exhibits

(a) Financial Statements. Audited financial statements for the fiscal year ended December 31, 1995, will be filed by subsequent amendment.

(b)      Exhibits.

          (1) a) Articles of Incorporation dated December 31, 1987, are incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 1.

                  b) Restated Articles of Incorporation dated December 21, 1992, are incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 11.

                  c) Restated Articles of Incorporation dated August 2, 1995, are incorporated herein as EX-99.B1c.

          (2) a) Bylaws dated January 6, 1988, as amended through February 13, 1992, are incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 7.

                  b) Amendment to Bylaws dated July 24, 1992, is incorporated herein by reference to Exhibit 2(b) to Post-Effective Amendment No. 10.

                  c) Amendment to Bylaws dated May 31, 1995, is incorporated herein as EX-99.B2c.

          (3)     Not applicable.

          (4) a) A specimen copy of the Benham Gold Equities Index Fund share certificate is incorporated herein by reference to
                  Exhibit 4 to Pre-Effective Amendment No. 2.

          (5)     a) Investment Advisory Agreement between Benham Equity Funds:
                  Benham Gold Equities Index Fund and Benham Management Corporation, dated June 1, 1995, is incorporated herein as EX-99.B5a.

          (6) Distribution Agreement between Benham Equity Funds and Benham Distributors, Inc., dated June 1, 1995, is incorporated herein as EX-99.B6.

          (7)     Not applicable.

          (8) Omnibus Custodian Agreement between Benham Equity Funds and State Street Bank and Trust Company, dated August 10, 1993, is incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 12.

          (9) a) Administrative Services and Transfer Agency Agreement between Benham Equity Funds and Benham Financial Services, Inc., dated June 1, 1995, is incorporated herein as EX-99.B9a.

         (10)     Not applicable.

         (11)     (a) Not applicable.

                  (b) Not applicable.

         (12)     Not applicable.

         (13)     Not applicable.

         (14) a) Benham Individual Retirement Account plan, including all instructions and other relevant documents, is incorporated herein by reference to Exhibit 14(a) to Post- Effective Amendment No. 9.

                  (b) Benham Pension/Profit-Sharing plan, including all instructions and other relevant documents, is incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 9.

         (15)     Not applicable.

         (16)     Not applicable.

         (17) Power of Attorney dated December 15, 1995, is filed herein as EX-99.B17.

Item 25. Persons Controlled by or Under Control with Registrant.

                  None.

Item 26. Number of Holders of Securities.

                  As of November 30, 1995, the Fund had the following number of shareholders of record:

                  Benham Gold Equities Index Fund          30,548

Item 27. Indemnification.

                  Registrant hereby incorporates by reference, as though set forth fully herein, Article II, Section 16 of Registrant's restated bylaws, dated February 13, 1992, and amended on July 24, 1992, appearing as Exhibit 2 to Post-Effective Amendment No. 7, and Exhibit 2(b) to Post-Effective Amendment No. 10, respectively.

Item 28. Business and Other Connections of Investment Advisor.

                  The Registrant's investment advisor, Benham Management Corporation, is also investment advisor to Capital Preservation Fund, Capital Preservation Fund II, Benham California Tax- Free and Municipal Funds, Benham Municipal Trust, Benham Target Maturities Trust, Benham Government Income Trust, Benham International Funds, Benham Investment Trust, and Benham Manager Funds.

Item 29. Principal Underwriters.

                  The Registrant's distribution agent, Benham Distributors, Inc., is also distribution agent for Capital Preservation Fund, Inc., Capital Preservation Fund II, Inc., Benham California Tax-Free and Municipal Funds, Benham Municipal Trust, Benham Target Maturities Trust, Benham Government Income Trust, Benham International Funds, Benham Investment Trust, and Benham Manager Funds.

Item 30. Location of Accounts and Records.

                  The Registrant, its investment advisor, Benham Management Corporation, and its agent for transfer and administrative services, Benham Financial Services, Inc., maintain physical possession of each account, book, or other document, and shareholder records as required by Section 31(a) of the Investment Company Act of 1940 and rules thereunder at BEF's principal office located at 1665 Charleston Road, Mountain View, CA 94043. The computer and database for shareholder records are located at Central Computer Facility, 401 North Broad Street, Sixth Floor, Philadelphia, PA 19108.

Item 31. Management Services.

                  Not applicable.

Item 32. Undertakings.

                  Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 16 /Amendment No. 18 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mountain View, and the State of California, on the 18th day of December, 1995.


                                   BENHAM EQUITY FUNDS


                                   By:   /s/Douglas A. Paul
                                         Douglas A. Paul
                                         Vice President, Secretary, and General
                                         Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. _16_/ Amendment No. _18_ has been signed below by the following persons in the capacities and on the dates indicated.



/s/James M. Benham               Chairman of the Board of        ----------
James M. Benham*                 Directors


/s/James E. Stowers, III         Director                        ----------
James E. Stowers, III*


/s/Albert A. Eisenstat           Director                        ----------
Albert A. Eisenstat*


/s/Ronald J. Gilson              Director                        ----------
Ronald J. Gilson*


/s/Myron S. Scholes              Director                        ----------
Myron S. Scholes*


/s/Kenneth E. Scott              Director                        ----------
Kenneth E. Scott*
Director


/s/Ezra Solomon                  Director                        ----------
Ezra Solomon*
Director


/s/Isaac Stein                   Director                        ----------
Isaac Stein*
Director


/s/Jeanne D. Wohlers             Director                        ----------
Jeanne D. Wohlers*


/s/Maryanne Roepke               Chief Financial Officer/        ----------
Maryanne Roepke*                 Treasurer



*By:/s/Douglas A. Paul
    Douglas A. Paul
    Attorney in Fact (Pursuant to a power of attorney dated December 15, 1995.)